Condensed Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit after tax	£ 562	£ 139	[1]
Movement in fair value reserve (debt instruments):
Change in fair value	(62)	146
Income statement transfers	59	(166)
Taxation	(1)	5
Other comprehensive income, fair value reserve (debt instruments)	(4)	(15)
Cash flow hedges:
Effective portion of changes in fair value	(618)	2,607
Income statement transfers	377	(2,041)
Taxation	41	(161)
Other comprehensive income, cash flow hedges, total	(200)	405
Currency translation on foreign operations	0	(1)
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently	(204)	389
Pension remeasurement:
Change in fair value	745	(376)
Taxation	(248)	97
Pension remeasurement, total	497	(279)
Own credit adjustment:
Change in fair value	0	20
Taxation	0	(5)
Own credit adjustment, total	0	15
Net other comprehensive income/(expense) that will not be reclassified to profit or loss subsequently	497	(264)
Total other comprehensive income net of tax	293	125
Total comprehensive income	855	264
Attributable to:
Equity holders of the parent	837	254
Non-controlling interests	18	10
Total comprehensive income	£ 855	£ 264

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.